Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Harvest Volatility Edge Trust
Central Index Key	0001716063
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
Harvest Edge Absolute Fund | Investor Class Shares
Risk/Return:
Trading Symbol	HEANX
Harvest Edge Absolute Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	HEAIX
Harvest Edge Equity Fund | Investor Class Shares
Risk/Return:
Trading Symbol	HEENX
Harvest Edge Equity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	HEEIX
Harvest Edge Bond Fund | Investor Class Shares
Risk/Return:
Trading Symbol	HEBNX
Harvest Edge Bond Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	HEBIX